Convertible debentures	6 Months Ended
Dec. 31, 2025
Convertible debentures
Convertible debentures

Note 9 – Convertible debentures

The Company has issued various convertible debentures in prior periods. Detailed terms of the 2022 and 2023 convertible debentures, including conversion features and associated warrants, are disclosed in the Company’s audited consolidated financial statements included in its Form 20-F for the year ended June 30, 2025. There have been no significant changes to those terms during the current interim period, except as noted below.

In July 2025, the Company entered into a series of securities purchase agreements with certain investors for the issuance of senior secured convertible notes (the “2025 Notes”) in three tranches, with an aggregate principal amount of approximately $16.3 million. The Company totally received 40,543,745 Dogecoins valued at $10,000,000 and $4,515,625 net proceeds in cash from the issuance of the 2025 Notes. The 2025 Notes bear interest at 8.25% per annum and mature in July 2029. The 2025 Notes are convertible into Class A Ordinary Shares at initial conversion prices ranging from $18.00 to $23.70 per share (on a post-split basis), depending on the tranche.

The Notes contain various embedded features, including conversion options, anti-dilution provisions, alternative conversion rights, and redemption features. The Company elected the fair value option under ASC 825-10 to account for the Notes. Accordingly, the Notes are measured at fair value in their entirety, with changes in fair value recognized in earnings, except for the portion attributable to instrument-specific credit risk, which is recognized in OCI.

Upon initial recognition, the 2025 Notes were recorded at fair value in accordance with the fair value option under ASC 825-10, with the resulting difference recognized in earnings. Issuance costs associated with the 2025 Notes are expensed as incurred in accordance with ASC 825-10-25-3.

The fair value of the 2025 Notes is determined using a binomial model and is classified as Level 3 within the fair value hierarchy due to the use of significant unobservable inputs, including expected volatility and assumptions related to the Company’s credit risk. The valuation model includes the following major inputs on the issuance date:

Discount rate	16.61%
Expected terms (in years)	4
Expected volatility	145.75%
Annual rate of quarterly dividends	—%
Risk free interest rate	3.93%

As of December 31, 2025, the aggregate fair value of the Notes was approximately $14.4 million and was classified as non-current liabilities. During the six months ended December 31, 2025, the Company recognized a fair value change of approximately $2.4 million in earnings related to factors other than instrument-specific credit risk, and a loss of approximately $0.5 million attributable to changes in instrument-specific credit risk recognized in other comprehensive income.

During the six months ended December 31, 2025, the Company made no cash repayments of principal and paid approximately $0.6 million of interest in cash.

The 2025 Notes were initially issued during the six months ended December 31, 2025 and are accounted for at fair value under the fair value option in accordance with ASC 825-10. As of June 30, 2025, the Company’s previously outstanding convertible debentures were not accounted for on a fair value basis, but rather under their historical accounting model. Accordingly, the June 30, 2025 balances are not directly comparable as a Level 3 fair value rollforward of the 2025 Notes. The table below summarizes the activity of the 2025 Notes during the current period, including principal activity and the related fair value remeasurement, and therefore reflects the substantive fair value rollforward for the six months ended December 31, 2025.

	December 31,	June 30,
	2025	2025
	(unaudited)
Principal balance	$16,338,506	$8,740,000
Less: conversions into ordinary shares	—	(7,780,000)
Less: repayments in cash	—	(960,000)
Remaining balance	16,338,506	—
Less: fair value adjustment	(1,905,026)	—
Total	$14,433,480	$—
Less: non-current	(14,433,480)	—
Total current	$—	$—

During the six months ended June 30, 2026, the holder exercised its right to convert $3,575,000 of outstanding principal and $95,581 of accrued interest under the 2025 Notes pursuant to the conversion terms contained in the original agreement. The Company issued an aggregate of 1,843,355 Class A ordinary shares to the holder upon such conversion.